COMBINED FINANCIAL INFORMATION - Balance Sheet (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets:
Investment properties	CAD 2,733,568	CAD 2,653,095
Other non-current assets	7,359	7,888
Total non-current assets	2,740,927	2,660,983
Current assets:
Assets held for sale	391,453
Other current assets	5,034	4,444
Cash and cash equivalents	69,019	246,215	CAD 119,155
Total assets	3,206,433	2,911,642
Non-current liabilities:
Unsecured debentures, net	647,306	646,768
Other non-current liabilities	305,518	256,669
Total non-current liabilities	952,824	903,437
Current liabilities:
Bank indebtedness	32,552
Other current liabilities	83,195	58,469
Total liabilities	1,068,571	961,906
Equity:
Stapled unitholders' equity	2,136,614	1,948,207
Non-controlling interests	1,248	1,529
Total liabilities and equity	3,206,433	2,911,642
Granite REIT
Non-current assets:
Investment properties	2,733,568	2,653,095
Other non-current assets	7,359	7,888
Total non-current assets	2,740,927	2,660,983
Current assets:
Assets held for sale	391,453
Other current assets	4,988	4,392
Cash and cash equivalents	68,572	246,182
Total assets	3,205,940	2,911,557
Non-current liabilities:
Unsecured debentures, net	647,306	646,768
Other non-current liabilities	305,518	256,669
Total non-current liabilities	952,824	903,437
Current liabilities:
Bank indebtedness	32,552
Intercompany payable	6,331	8,029
Other current liabilities	76,371	50,355
Total liabilities	1,068,078	961,821
Equity:
Stapled unitholders' equity	2,136,602	1,948,199
Non-controlling interests	1,260	1,537
Total liabilities and equity	3,205,940	2,911,557
Granite GP
Non-current assets:
Investment in Granite LP	12	8
Total non-current assets	12	8
Current assets:
Other current assets	46	52
Intercompany receivable	6,331	8,029
Cash and cash equivalents	447	33
Total assets	6,836	8,122
Current liabilities:
Other current liabilities	6,824	8,114
Total liabilities	6,824	8,114
Equity:
Stapled unitholders' equity	12	8
Total liabilities and equity	6,836	8,122
Eliminations/Adjustments
Non-current assets:
Investment in Granite LP	(12)	(8)
Total non-current assets	(12)	(8)
Current assets:
Intercompany receivable	(6,331)	(8,029)
Total assets	(6,343)	(8,037)
Current liabilities:
Intercompany payable	(6,331)	(8,029)
Total liabilities	(6,331)	(8,029)
Equity:
Non-controlling interests	(12)	(8)
Total liabilities and equity	CAD (6,343)	CAD (8,037)